SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 19 – SEGMENT INFORMATION

Operating segments are defined as components of an entity for which discrete financial information is available and is regularly reviewed by the CODM, the CEO of the Company, in making decisions regarding resource allocation and performance assessment. The Company determines its operations constitute three operating segments and reportable segments in accordance with ASC Topic 280. The CODM assesses financial performance and decides how to allocate resources based on financial results. Segment assets are reported on the Company’s consolidated balance sheets. In accordance with ASU 2023-07, the Company has identified “cost of revenues” as a significant segment expense (“SSE”) for each reportable segment.

i.	Real estate: Provision of real estate-related services, such as design and renovation, and real estate development in Japan
ii.	Hotel: Hotel management and accommodation in Japan and Vietnam
iii.	Other: Additional services such as the sale of housing equipment and materials, restaurant operation, and information technology consulting in Japan

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The following table shows information by reportable segment for the years ended March 31, 2026, 2025 and 2024:

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
March 31, 2026
Net sales:
External customers	¥20,600,358	¥1,310,224	¥310,581	¥-	¥22,221,163
Intersegment	33,580	147	342,723	(376,450)	-
Total	20,633,938	1,310,371	653,304	(376,450)	22,221,163
Cost of revenues	(16,453,324)	(1,172,152)	(514,009)	326,743	(17,812,742)
Operating expenses	(1,362,798)	(88,460)	(139,127)	(1,246,456)	(2,836,841)
Operating income (loss)	2,817,816	49,759	168	(1,296,163)	1,571,580
Other income (expenses)	(290,863)	819	(12,108)	(18,224)	(320,376)
Income (loss) before income taxes	2,526,953	50,578	(11,940)	(1,314,387)	1,251,204
Depreciation and amortization	(16,069)	(38,615)	(8,366)	(9,027)	(72,077)
Capital expenditures	¥174,117	¥1,355,505	¥3,084	¥101,837	¥1,634,543

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
As of March 31, 2026
Total assets	19,868,937	4,934,311	454,480	1,699,167	26,956,895

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
March 31, 2025
Net sales:
External customers	¥18,819,041	¥1,248,784	¥583,091	-	¥20,650,916
Intersegment	21,920	21,725	183,549	¥(227,194)	-
Total	18,840,961	1,270,509	766,640	(227,194)	20,650,916
Cost of revenues	(15,578,567)	(1,112,486)	(562,360)	161,767	(17,091,646)
Operating expenses	(1,257,330)	(94,807)	(303,413)	(561,204)	(2,216,754)
Operating income (loss)	2,005,064	63,216	(99,133)	(626,631)	1,342,516
Other income (expenses)	(194,243)	428	(5,541)	5,084	(194,272)
Income (loss) before income taxes	1,810,821	63,644	(104,674)	(621,547)	1,148,244
Depreciation and amortization	(15,493)	(36,956)	(40,951)	(50,687)	(144,087)
Capital expenditures	¥753	¥18,192	¥15,244	¥3,275	¥37,464

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
As of March 31, 2025
Total assets	15,409,857	3,894,723	344,032	2,835,576	22,484,188

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
March 31, 2024
Net sales:
External customers	¥12,411,288	¥1,044,267	¥666,285	-	¥14,121,840
Intersegment	8,372	25,533	195,279	¥(229,184)	-
Total	12,419,660	1,069,800	861,564	(229,184)	14,121,840
Cost of revenues	(10,016,902)	(1,010,546)	(656,008)	213,505	(11,469,951)
Operating expenses	(1,104,605)	(58,665)	(206,369)	(343,749)	(1,713,388)
Operating income (loss)	1,298,153	589	(813)	(359,428)	938,501
Other income (expenses)	(410,533)	968	(8,973)	(4)	(418,542)
Income (loss) before income taxes	887,620	1,557	(9,786)	(359,432)	519,959
Depreciation and amortization	(22,440)	(47,930)	(6,126)	(10,531)	(87,027)
Capital expenditures	¥2,345	¥6,650	¥32,345	¥805	¥42,145

Reconciling items include elimination of intersegment transactions and corporate expenses. Corporate expenses, included in reconciling items for the years ended March 31, 2026, 2025 and 2024, amounted to ¥1,237,132 thousand, ¥561,204 thousand and ¥343,749 thousand, respectively, which consist of certain directors compensation. Segment assets are based on those directly associated with each segment.